Shareholder's Equity	12 Months Ended
Dec. 31, 2021
Shareholder's Equity
Shareholder's Equity

23      Shareholder’s Equity

23a, Share Capital

As mentioned in note 1,2, the Board of Directors’ Meeting approved the Contribution Agreement which Cogna contributed with 100% of the shares issued by Somos Sistemas held by Cogna to Vasta Platform’s share capital. After the contribution, Somos Sistemas became wholly owned by the Company, which, in turn, continued to be controlled by Cogna. In addition, Cogna contributed shareholders capital in the amount of R$ 2,426 in cash on July 23, 2020.

After accounting for the new Class A common shares issued and sold at the IPO, the Company had a total of 83,011,585 common shares issued and outstanding immediately following the offering, 64,436,093 of which were Class B common shares beneficially owned by Cogna (which holds 97,2% of the combined voting power of our outstanding Class A and Class B common shares), and 18,575,492 of which were Class A common shares (which represents 2,8% of the combined voting power of our outstanding Class A and Class B common shares). As a result, Cogna continues to control the outcome of all decisions at our shareholders’ meetings and to elect a majority of the members of our board of directors.

On June 22, 2021 the Board of Directors approved the issuance of 382,266 Class A common shares, at a par value of US$0,00005 per share. The Company’s share capital after the issuance is 83,393,851 of which 64,436,093 are Class B shares held by Cogna Group and 18,957,758 are shares held by others.

The Company’s Shareholders Agreement authorizes the Board of Directors to grant restricted share units to certain executives and employees and other service providers with respect to up to 3% (three per cent) of the issued and outstanding shares of the Company. Thus, on June 22, 2021 the Company granted the following Class A shares to certain employees and executives:

	Class A	Class B
	Shares (units)	Shares (units)	Total
December 31, 2020	18,575,492	64,436,093	83,011,585
Remuneration
Bonus IPO (i)	298,268	-	298,268
ILP exercised (ii)	45,434	-	45,434
Premium recognized (iii)	38,564	-	38,564
December 31, 2021	18,957,758	64,436,093	83,393,851

See below the Company’s description of each restricted share unit plan vested and its corresponding changes disclosed in the Consolidated Statement of Changes in Equity, specifically in the “Share based compensation reserve (vested)”:

(i)	The Company issued 298,268 class A share units as part of Bonus IPO remuneration, which were granted to eligible executives and employees. These share units represented R$ 29,124 (net of withholding taxes) previously provisioned in Share Based Compensation Reserves (granted) and transferred to Share Based Compensation Reserves (vested) – exercised in the Consolidated Statement of Changes in Shareholders’ Equity. The Bonus IPO was conditioned to a 1-year lockup period expired in July 2021. The corresponding labor charges in 2021 amounted to R$ 21,456.
(ii)	As result of the carve-out process, as described in Note 1.2, part of Cogna’s executives and employees (eligible) were transferred to the Company. Those eligible executives and employees were part of the Cogna Plan and their plans were migrated to the Vasta ILP Plan, as described in Note 23c. In as much as those eligible parties exercise their plan, the Company delivers a fixed quantity of share units to them. The amount provisioned previously in Share based Compensation Reserves (granted) in the Consolidated Statement of Changes in Shareholders’ Equity on December 31, 2021 is R$ 58 and was transferred to Share based compensation reserves (vested) – exercised. The corresponding labor charges in 2021 amounted to R$ 70.
(iii)	The Company remunerated part of its executives based on restricted share units. The amount provisioned and paid in 2021 was R$ 1,861 (net of withholding taxes), see Share Based Compensation Reserves (granted) and subsequently vested to Share based compensation reserves (vested). Labor charges in 2021 amounted to R$ 1,538.

The Company’s shareholders on December 31, 2021 are as follows:

	In units
Company Shareholders	Class A	Class B	Total
Cogna Group	-	64,436,093	64,436,093
Free Float	17,957,758	-	17,957,758
Treasury shares (Note 23d)	1,000,000	-	1,000,000
Total (%)	22,73%	77,27%	83,393,851

23b Earning per share

The basic earnings (loss) per share is measured by dividing the profit attributable to the Company’s shareholders by the weighted average common shares issued during the year. The Company considers as diluted earnings per share, the number of common shares calculated added by the weighted average number of common shares that should be issued upon conversion of all potentially dilutive shares into common shares; potentially dilutive shares were deemed to have been converted into common shares at the beginning of the period.

	December 31, 2021	December 31, 2020	December 31, 2019
Loss Attributable to Shareholder´s	(118,754)	(45,649)	(60,708)
Weighted average number of ordinary shares outstanding (thousands) (i)	82,254	83,012	83,012
Effects of dilution of ordinary potential shares- weighted averaged (thousands)
Share based- compensation ("Long term Plan") (ii)	829	903	-
Share based - compensation ("Bonus IPO") (ii)	-	411	-
Share based plan Migrated from Cogna to Vasta (iii)	22	30	-
Total dilution effect	851	1,344	-
Basic earning (loss) per share - R$	(1.44)	(0.55)	(0.73)
Diluted earning (loss) per share - R$	(1.44)	(0.55)	(0.73)

(i)	The Company has not changed its number of voting rights since the IPO on July 31, 2020.
(ii)	Refers to the share-based payments plans (“ILP”) and Bonus IPO.
(iii)	Refers to the Cogna Plan migrated to the Vasta Plan as a result of the restructuring in 2020

23c Capital reserve - Share-based compensation (granted)

The Company as of December 31, 2021 had 2 (two) share based compensation plans and 1 (one) bonus plan paid in restricted share units, being:

a)	Cogna Plan - On September 3, 2018, Cogna Group´ shareholders approved a restricted share-based compensation plan, which may grant rights to receive a maximum number of restricted shares not exceeding 19,416,233 shares, corresponding to 1,2% of Cogna Group’s total share capital at the Plan’s approval date, excluding shares held in treasury on such date. This program should be wholly settled with delivery of Cogna’s shares. Cogna Group´s obligation to transfer the restricted shares under the Plan, in up to 10 days from the end of the vesting period, is contingent upon the continuing employment relationship of the employee or officer, as appropriate, for a period of three years from the date the respective agreement is signed. The number of outstanding restricted shares as of December 31, 2021 was 155,919 (155,919 as of December 31, 2020) and the grant date fair value was 10,58. The effect of events on compensation in the Consolidated Statement of Profit or Loss for the year ended December 31, 2021 was R$ 2,234 including labor charges (R$ 3,655, including labor charges for the year ended December 31, 2020).
b)	Long Term Investment – (“ILP”) – Refers to two tranches granted being the first issued on July 23, 2020 and November 10, 2020. The Company compensates part of its employees and management. This plan will grant up to 3% of the Company’s class A share units. The Company will grant the limit of five tranches approved by the Company’s Board of Directors. The fair value of share units is measured at fair value quoted on the grant date. The plan has a vesting period corresponding to 5 years added by expected volatility of 30% and will be settled with Company’s shares. All taxes and contributions are paid by the Company without additional costs to employees and management. This program should be wholly settled with the delivery of the shares. The effect of events on share-based compensation in the Consolidated Statement of Profit or Loss for the year ended December 31, 2021 was R$ 21,372, being R$ 21,250 in Shareholder’s the Equity and a credit of R$ 122 as labor charges in liabilities, due to share price fluctuation (R$ 12,868 being R$ 9,342 in Shareholder’s the Equity and of R$ 3,626 as labor charges in liabilities for the year ended December 31, 2020.
c)	Bonus paid in restricted share units – “Premium recognized” - The Company granted and vested 38,564 shares on April 12, 2021 to certain members of management based on performance recognized. This program was wholly settled with the delivery of the shares. The amount provisioned and paid was R$ 1,941 (net of withholding taxes), of which R$ 1,539 corresponds to labor charges.

23,d Vasta’s share Repurchase Program

On 2021 the Company announced that its Board of Directors has approved its first share repurchase program, or the Repurchase Program. Under the Repurchase Program, the Company may repurchase up to 1,000,000 in Class A common shares in the open market, based on prevailing market prices, or in privately negotiated transactions, over a period beginning on August 17, 2021, continuing until the earlier of the completion of the repurchase or February 17, 2022, depending upon market conditions. The Company concluded the Repurchase Program on December 10, 2021, using its existing funds to finance the repurchase, and on December 31, 2021, the Company had a balance of R$23,880 or 1,000,000 shares in its possession.